Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets
Financial detail
Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2022/12/31	2023/12/31
Non consolidated equity investments	3,133	2,348
Other investments	483	471
Financial investments	4,550	—
Loans	428	472
Deposits and guarantees	335	303
Liquidity contract	534	531
TOTAL	9,464	4,125
Of which : Current	4,550	—
Of which : Non-current	4,914	4,125

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	31/12/2022			31/12/2023
Non consolidated equity investments	3,133	—	(785)	2,348
Other investments	483	0	(12)	471
Financial investments	4,550	—	(4,550)	—
Loans	428	44	—	472
Deposits and guarantees	335	35	(68)	303
Liquidity contract	534	0	(3)	531
TOTAL	9,464	80	(5,419)	4,125